40. Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	$ 770	$ 1,165	$ 839
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	310	76	137
Lease	4,255	2,301
Provision/(reversals) for decommissioning costs	5,174	5,497	4,777
Use of deferred tax and judicial deposit for the payment of contingency	$ 2	$ 3	$ 60